Loans (Tables)	12 Months Ended
Dec. 31, 2012
Loans [Abstract]
Loans segregated by class of loans
The following table presents the composition of loans, segregated by class of loans, as of December 31:

	2012	2011

Commercial and Agricultural
Commercial	$55,684,492	$48,986,102
Agricultural	6,210,953	8,421,884

Real Estate
Commercial Construction	53,808,056	58,545,820
Residential Construction	5,852,238	3,530,502
Commercial	334,386,177	315,280,748
Residential	203,844,522	193,637,817
Farmland	49,056,861	48,225,406

Consumer and Other
Consumer	29,777,776	30,449,303
Other	8,428,936	9,243,739

Total Loans	$747,050,011	$716,321,321

Loan portfolio by credit quality indicator (risk grade)
The following tables present the loan portfolio by credit quality indicator (risk grade) as of December 31. Those loans with a risk grade of 1, 2, 3 or 4 have been combined in the pass column for presentation purposes.

2012	Pass	Special Mention	Substandard	Total Loans

Commercial and Agricultural
Commercial	$49,947,552	$1,417,735	$4,319,205	$55,684,492
Agricultural	6,155,864	-	55,089	6,210,953

Real Estate
Commercial Construction	37,256,301	1,663,588	14,888,167	53,808,056
Residential Construction	5,748,829	103,409	-	5,852,238
Commercial	298,222,139	9,759,473	26,404,565	334,386,177
Residential	183,222,020	11,412,973	9,209,529	203,844,522
Farmland	45,495,038	913,487	2,648,336	49,056,861

Consumer and Other
Consumer	28,839,058	293,467	645,251	29,777,776
Other	8,350,772	8,907	69,257	8,428,936

Total Loans	$663,237,573	$25,573,039	$58,239,399	$747,050,011

2011

Commercial and Agricultural
Commercial	$42,586,230	$1,480,726	$4,919,146	$48,986,102
Agricultural	8,153,224	-	268,660	8,421,884

Real Estate
Commercial Construction	28,745,596	2,814,113	26,986,111	58,545,820
Residential Construction	3,227,392	303,110	-	3,530,502
Commercial	272,062,206	14,789,290	28,429,252	315,280,748
Residential	175,099,480	8,343,336	10,195,001	193,637,817
Farmland	43,664,126	1,413,476	3,147,804	48,225,406

Consumer and Other
Consumer	29,372,493	361,714	715,096	30,449,303
Other	9,028,428	99,418	115,893	9,243,739

Total Loans	$611,939,175	$29,605,183	$74,776,963	$716,321,321

Age analysis of past due loans and nonaccrual loans, segregated by class of loans
The following table represents an age analysis of past due loans and nonaccrual loans, segregated by class of loans, as of December 31:

	Accruing Loans
2012	30-89 Days Past Due	90 Days or More Past Due	Total Accruing Loans Past Due	Nonaccrual Loans	Current Loans	Total Loans

Commercial and Agricultural
Commercial	$797,612	$-	$797,612	$1,033,371	$53,853,509	$55,684,492
Agricultural	28,228	-	28,228	39,213	6,143,512	6,210,953

Real Estate
Commercial Construction	1,309,618	-	1,309,618	14,032,580	38,465,858	53,808,056
Residential Construction	-	-	-	-	5,852,238	5,852,238
Commercial	3,771,106	-	3,771,106	6,629,789	323,985,282	334,386,177
Residential	8,223,174	-	8,223,174	5,429,971	190,191,377	203,844,522
Farmland	140,095	-	140,095	2,413,104	46,503,662	49,056,861

Consumer and Other
Consumer	636,888	4,355	641,243	255,216	28,881,317	29,777,776
Other	4,557	-	4,557	17,491	8,406,888	8,428,936

Total Loans	$14,911,278	$4,355	$14,915,633	$29,850,735	$702,283,643	$747,050,011

2011

Commercial and Agricultural
Commercial	$644,899	$-	$644,899	$2,102,522	$46,238,681	$48,986,102
Agricultural	-	-	-	85,670	8,336,214	8,421,884

Real Estate
Commercial Construction	513,905	-	513,905	23,578,263	34,453,652	58,545,820
Residential Construction	33,541	-	33,541	-	3,496,961	3,530,502
Commercial	2,930,743	-	2,930,743	9,193,650	303,156,355	315,280,748
Residential	2,251,009	15,160	2,266,169	3,110,032	188,261,616	193,637,817
Farmland	376,426	-	376,426	486,683	47,362,297	48,225,406

Consumer and Other
Consumer	410,041	-	410,041	221,360	29,817,902	30,449,303
Other	-	-	-	43,452	9,200,287	9,243,739

Total Loans	$7,160,564	$15,160	$7,175,724	$38,821,632	$670,323,965	$716,321,321

Impaired loan data
The following table details impaired loan data as of December 31, 2012:

	Unpaid Contractual Principal Balance	Impaired Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Collected

With No Related Allowance Recorded
Commercial	$1,508,236	$1,041,938	$-	$1,052,916	$27,407	$28,410
Agricultural	39,213	39,213	-	58,056	-	-
Commercial Construction	10,624,917	6,414,986	-	9,194,360	27,377	51,820
Commercial Real Estate	16,565,971	15,505,907	-	26,482,274	430,339	420,549
Residential Real Estate	4,450,128	4,131,707	-	3,096,151	89,139	123,101
Farmland	2,828,539	2,413,103	-	2,326,180	42,588	55,258
Consumer	297,356	255,216	-	228,181	10,441	12,920
Other	17,491	17,491	-	24,414	1,191	1,291

	36,331,851	29,819,561	-	42,462,532	628,482	693,349

With An Allowance Recorded
Commercial	1,493,432	1,493,432	462,555	942,673	91,888	87,611
Agricultural	-	-	-	-	-	-
Commercial Construction	8,266,649	7,617,594	1,732,534	10,533,468	-	-
Commercial Real Estate	12,758,884	12,745,422	1,236,526	6,398,364	383,356	366,423
Residential Real Estate	5,514,994	4,421,809	840,492	4,288,062	144,661	117,266
Farmland	-	-	-	64,862	-	-
Consumer	-	-	-	-	-	-
Other	-	-	-	-	-	-

	28,033,959	26,278,257	4,272,107	22,227,429	619,905	571,300

Total
Commercial	3,001,668	2,535,370	462,555	1,995,589	119,295	116,021
Agricultural	39,213	39,213	-	58,056	-	-
Commercial Construction	18,891,566	14,032,580	1,732,534	19,727,828	27,377	51,820
Commercial Real Estate	29,324,855	28,251,329	1,236,526	32,880,638	813,695	786,972
Residential Real Estate	9,965,122	8,553,516	840,492	7,384,213	233,800	240,367
Farmland	2,828,539	2,413,103	-	2,391,042	42,588	55,258
Consumer	297,356	255,216	-	228,181	10,441	12,920
Other	17,491	17,491	-	24,414	1,191	1,291

	$64,365,810	$56,097,818	$4,272,107	$64,689,961	$1,248,387	$1,264,649

The following table details impaired loan data as of December 31, 2011:

	Unpaid Contractual Principal Balance	Impaired Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Collected

With No Related Allowance Recorded
Commercial	$1,742,961	$1,580,140	$-	$946,466	$60,078	$65,346
Agricultural	85,670	85,670	-	208,162	(4,024)	-
Commercial Construction	17,699,542	12,799,454	-	13,309,517	116,077	143,443
Commercial Real Estate	34,686,574	29,384,623	-	27,027,403	832,590	834,161
Residential Real Estate	2,600,919	1,933,669	-	3,176,244	88,419	80,334
Farmland	277,656	227,233	-	342,280	66,273	66,273
Consumer	228,688	215,956	-	184,372	10,732	12,203
Other	51,666	43,452	-	39,621	1,107	1,606

	57,373,676	46,270,197	-	45,234,065	1,171,252	1,203,366

With An Allowance Recorded
Commercial	775,506	775,506	308,211	213,898	15,086	19,171
Agricultural	-	-	-	-	-	-
Commercial Construction	14,035,742	11,489,233	2,693,571	10,470,491	13,759	61,012
Commercial Real Estate	6,429,874	6,429,874	2,060,815	6,556,769	181,799	197,132
Residential Real Estate	4,771,867	4,041,950	674,998	3,858,609	97,383	96,534
Farmland	298,893	259,450	11,878	64,862	(17,958)	-
Consumer	5,404	5,404	1,632	3,987	607	724
Other	-	-	-	19,566	-	-

	26,317,286	23,001,417	5,751,105	21,188,182	290,676	374,573

Total
Commercial	2,518,467	2,355,646	308,211	1,160,364	75,164	84,517
Agricultural	85,670	85,670	-	208,162	(4,024)	-
Commercial Construction	31,735,284	24,288,687	2,693,571	23,780,008	129,836	204,455
Commercial Real Estate	41,116,448	35,814,497	2,060,815	33,584,172	1,014,389	1,031,293
Residential Real Estate	7,372,786	5,975,619	674,998	7,034,853	185,802	176,868
Farmland	576,549	486,683	11,878	407,142	48,315	66,273
Consumer	234,092	221,360	1,632	188,359	11,339	12,927
Other	51,666	43,452	-	59,187	1,107	1,606

	$83,690,962	$69,271,614	$5,751,105	$66,422,247	$1,461,928	$1,577,939

Loans modified in troubled debt restructuring
Troubled Debt Restructurings

2012	# of Contracts	Pre-Modification	Post-Modification

Commercial	1	$107,749	$107,749
Commercial Real Estate	1	56,835	56,835
Residential Real Estate	5	1,082,585	1,079,614

Total Loans	7	$1,247,169	$1,244,198

Troubled Debt Restructurings

2011	# of Contracts	Pre-Modification	Post-Modification

Commercial	3	$3,240,469	$1,541,882
Commercial Construction	3	1,430,147	1,430,101
Commercial Real Estate	9	20,827,349	15,906,547
Residential Real Estate	8	1,505,356	1,456,878

Total Loans	23	$27,003,321	$20,335,408

Troubled debt restructurings that subsequently defaulted as of December 31 are as follows:

2012	# of Contracts	Recorded Investment

Residential Real Estate	1	$10,000
Commercial Real Estate	1	203,291

Total Loans	2	$213,291

2011

Commercial	1	$1,175,922
Commercial Construction	3	4,475,473
Commercial Real Estate	3	2,322,361

Total Loans	7	$7,973,756